Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenue		$ 36,612	$ 378,839
Cost of revenue		(18,969)	(360,390)
Gross profit		17,643	18,449
Operating expenses:
Selling expenses		(380,898)	(264,326)
General and administrative expenses		(10,517,607)	(1,528,022)
Research and development expenses		(447,369)	(172,519)
Total operating expenses		(11,345,874)	(1,964,867)
Other (expenses)/income, net:
Financial expenses, net		(5,442)	(5,015)
Other income		62,125	24,406
Total other income, net		56,683	19,391
Loss before income tax expense		(11,271,548)	(1,927,027)
Income tax expenses
Net loss		(11,271,548)	(1,927,027)
Other comprehensive loss:
Foreign currency translation adjustment		(560,467)	(53,481)
Total comprehensive loss		$ (11,832,015)	$ (1,980,508)
Weighted average number of Ordinary Shares – basic (in Shares)	[1]	621,289,700	501,964,286
Weighted average number of Ordinary Shares – diluted (in Shares)	[1]	621,289,700	501,964,286
Basic loss per ordinary share (in Dollars per share)		$ (0.02)	$ 0
Diluted loss per ordinary share (in Dollars per share)		$ (0.02)	$ 0

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).